UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03726

Dreyfus New York Tax Exempt Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 28, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0%
New York - 100.3%
Build New York City Resource
Corporation,
City University of New York - Queens
College, Revenue (Q Student
Residences, LLC Project)	5.00	6/1/38	1,000,000		1,119,160
Build New York City Resource
Corporation,
City University of New York - Queens
College, Revenue (Q Student
Residences, LLC Project)	5.00	6/1/43	1,350,000		1,506,789
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	5.00	7/1/35	4,280,000		4,813,502
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	4.00	7/1/41	2,000,000		2,039,720
Glen Cove Local Economic Assistance
Corporation,
Revenue (Garvies Point Public
Improvement Project)	0.00	1/1/45	18,600,000	[a]	4,929,372
Hempstead Local Development
Corporation,
Revenue (Molloy College Project)
(Prerefunded)	5.70	7/1/19	5,000,000	[b]	5,275,500
Hempstead Township Local Development
Corporation,
Revenue (Molloy College Project)	5.00	7/1/39	1,200,000		1,323,084
Hudson Yards Infrastructure Corporation,
2nd Indenture Revenue	5.00	2/15/39	3,000,000		3,414,930
Hudson Yards Infrastructure Corporation,
Revenue	5.75	2/15/47	2,110,000		2,310,302
Hudson Yards Infrastructure Corporation,
Revenue (Preredunded)	5.75	2/15/21	3,390,000	[b]	3,777,511
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/34	3,300,000		3,682,866
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/36	6,000,000		6,769,380
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/45	3,000,000		3,340,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.3% (continued)
Long Island Power Authority,
Electric System General Revenue, 1
Month LIBOR + .88%	1.98	11/1/18	5,000,000	[c]	5,004,400
Long Island Power Authority,
Electric System Revenue	5.00	9/1/47	3,000,000		3,384,210
Metropolitan Transportation Authority,
Dedicated Tax Fund Green Bonds
(Climate Bond Certified)	5.00	11/15/37	9,825,000		11,283,816
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/27	12,000,000		13,561,680
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/1/27	4,370,000		4,897,066
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/35	2,500,000		2,835,975
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/36	7,210,000		8,284,362
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/37	3,000,000		3,397,470
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/41	6,690,000		7,383,686
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/43	11,760,000		13,147,327
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/44	5,000,000		5,766,800
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/46	10,000,000		11,220,100
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	5.00	11/15/22	1,405,000	[b]	1,602,065
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	5.00	11/15/22	4,045,000	[b]	4,612,352
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	10,000,000		10,863,800
Metropolitan Transportation Authority of
New York,
Revenue (Dedicated Tax Fund) (Green
Bonds)	5.00	11/15/38	5,920,000		6,788,760
Monroe County Industrial Development
Corporation,
Revenue (The Rochester General
Hospital Projects)	5.00	12/1/46	2,500,000		2,735,350
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/35	800,000		925,816
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/37	1,000,000		1,152,010

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.3% (continued)
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project) (Prerefunded)	5.00	7/1/23	4,000,000	[b]	4,608,160
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project) (Prerefunded)	5.00	7/1/23	4,000,000	[b]	4,608,160
New York City,
GO	5.00	11/1/19	5,000		5,015
New York City,
GO	5.00	8/1/21	10,000,000		11,061,800
New York City,
GO	5.00	8/1/23	11,020,000		12,159,248
New York City,
GO	5.25	9/1/25	1,045,000		1,064,761
New York City,
GO	5.00	8/1/27	10,000,000		11,667,300
New York City,
GO	5.00	8/1/27	8,825,000		9,506,378
New York City,
GO	5.00	3/1/29	6,645,000		7,467,385
New York City,
GO	5.00	8/1/29	5,935,000		6,538,411
New York City,
GO	5.00	8/1/30	3,000,000		3,439,920
New York City,
GO	5.00	8/1/31	1,735,000		1,986,107
New York City,
GO	5.00	8/1/32	2,000,000		2,286,920
New York City,
GO	5.00	8/1/32	13,000,000		14,930,760
New York City,
GO	5.00	8/1/32	3,820,000		4,360,301
New York City,
GO	5.00	10/1/32	5,745,000		6,304,161
New York City,
GO	5.00	8/1/34	10,885,000		12,387,892
New York City,
GO	5.00	8/1/37	5,000,000		5,663,100
New York City,
GO (Prerefunded)	5.25	9/1/18	2,955,000	[b]	3,012,061
New York City Educational Construction
Fund,
Revenue	6.50	4/1/26	4,220,000		4,787,210
New York City Housing Development
Corporation,
Revenue	5.00	7/1/26	3,440,000		3,859,267

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.3% (continued)
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000	10,890,534
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/28	5,000,000	5,367,300
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/26	7,250,000	7,962,457
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/31	5,000,000	5,483,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	20,000,000	21,811,800
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/39	5,000,000	5,663,900
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.25	6/15/40	10,000,000	10,436,400
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.50	6/15/40	11,025,000	11,578,565
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/44	20,000,000	22,568,400
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/47	4,000,000	4,534,360
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/40	5,000,000	5,663,650
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/43	8,185,000	9,167,118

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.3% (continued)
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/26	5,000,000		5,640,850
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	8/1/30	11,665,000		13,330,995
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/33	5,210,000		5,875,994
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/36	5,000,000		5,630,400
New York City Transitional Finance
Authority,
Tax Revenue	5.00	8/1/39	25,000,000		28,588,500
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee Secured)
(Credit Support Agreement; SONYMA)	5.00	11/15/40	3,250,000		3,658,233
New York Convention Center
Development Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/47	8,525,000	[a]	2,553,579
New York Convention Center
Development Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/50	15,880,000	[a]	4,104,821
New York Counties Tobacco Trust IV,
Tobacco Settlement Pass-Through
Bonds	6.50	6/1/35	265,000		265,130
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/45	2,000,000		2,127,640
New York Dormitory Authority,
Revenue, Refunding (Memorial Sloan
Kettering Cancer Center)	5.00	7/1/42	1,000,000		1,138,110
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00	11/15/44	10,000,000		10,897,000
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/40	5,000,000		5,529,650

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.3% (continued)
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	10,000,000	[d]	10,582,300
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	5,650,000		6,956,675
New York State Dormitory Authority,
LR (Municipal Health Facilities
Improvement Program) (New York City
Issue)	5.00	1/15/25	10,000,000		10,030,500
New York State Dormitory Authority,
Mortgage Hospital Revenue (Hospital
for Special Surgery) (Collateralized;
FHA)	6.25	8/15/34	3,915,000		4,158,435
New York State Dormitory Authority,
Revenue (Barnard College) (Insured;
National Public Finance Guarantee
Corp.)	5.00	7/1/37	1,010,000		1,013,050
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/37	6,035,000		6,462,218
New York State Dormitory Authority,
Revenue (Fashion Institute of
Technology Student Housing
Corporation) (Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		4,783,466
New York State Dormitory Authority,
Revenue (Fordham University)	5.00	7/1/41	1,200,000		1,347,480
New York State Dormitory Authority,
Revenue (Icahn School of Medicine at
Mount Sinai)	5.00	7/1/40	2,000,000		2,195,120
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center)	5.00	7/1/36	2,250,000		2,455,898
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,285,060
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center) (Insured; National
Public Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	7/1/28	18,335,000	[a]	14,373,907
New York State Dormitory Authority,
Revenue (Mental Health Services
Facilities Improvement)	6.75	2/15/23	5,700,000		5,836,287
New York State Dormitory Authority,
Revenue (Mount Sinai Hospital
Obligated Group)	5.00	7/1/26	8,395,000		8,938,324

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.3% (continued)
New York State Dormitory Authority,
Revenue (Mount Sinai School of
Medicine of New York University)
(Prerefunded)	5.50	7/1/19	9,000,000	[b]	9,460,080
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center) (Prerefunded)	5.63	7/1/20	3,500,000	[b]	3,818,395
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center) (Prerefunded)	5.50	7/1/20	1,500,000	[b]	1,632,180
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/36	2,000,000		2,289,660
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/45	7,000,000		7,880,530
New York State Dormitory Authority,
Revenue (New York University)
(Insured; National Public Finance
Guarantee Corp.)	5.75	7/1/27	33,625,000		40,329,489
New York State Dormitory Authority,
Revenue (North Shore - Long Island
Jewish Obligated Group)	5.00	5/1/43	2,700,000		2,978,397
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/35	1,800,000	[d]	1,946,556
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/40	1,200,000	[d]	1,280,892
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group) (Prerefunded)	6.25	12/1/18	1,000,000	[b]	1,035,290
New York State Dormitory Authority,
Revenue (Pratt Institute)	5.00	7/1/34	1,000,000		1,114,490
New York State Dormitory Authority,
Revenue (Pratt Institute)	5.00	7/1/39	1,500,000		1,654,455
New York State Dormitory Authority,
Revenue (Pratt Institute)	5.00	7/1/44	1,500,000		1,645,440
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/36	2,000,000		2,276,900
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/37	1,000,000		1,137,740
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/38	6,300,000		7,067,844
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/40	2,450,000		2,770,191

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.3% (continued)
New York State Dormitory Authority,
Revenue (The Bronx-Lebanon Hospital
Center) (LOC; TD Bank) (Prerefunded)	6.50	2/15/19	5,000,000	[b]	5,233,150
New York State Dormitory Authority,
Revenue (The New School)	5.00	7/1/36	2,000,000		2,235,780
New York State Dormitory Authority,
Revenue (The New School)	5.00	7/1/40	5,590,000		6,227,148
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/38	7,230,000		8,017,419
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	16,000,000		16,715,200
New York State Dormitory Authority,
Revenue, Refunding (St. John's
University)	5.00	7/1/30	1,250,000		1,452,100
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.25	2/15/22	450,000		466,119
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/31	8,620,000		9,804,819
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.25	8/15/36	2,625,000		2,917,504
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/39	3,840,000		4,362,547
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	5,000	[b]	5,182
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	5,000	[b]	5,182
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	25,000	[b]	25,908
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose) (Prerefunded)	5.25	2/15/19	3,000,000	[b]	3,106,020
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/23	5,000,000		5,702,300
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/44	7,000,000		7,853,860
New York State Dormitory Authority,
Third General Resolution Revenue
(State University Educational Facilities
Issue)	5.00	5/15/29	3,000,000		3,348,120

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.3% (continued)
New York State Energy Research and
Development Authority,
PCR (Rochester Gas and Electric
Corporation Project) (Insured; National
Public Finance Guarantee Corp.)
Auction-Based	2.41	8/1/32	5,300,000	[e]	4,883,685
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/21	10,000,000		10,103,600
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/24	4,000,000		4,418,680
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/41	15,000,000		17,126,700
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue (Master
Financing Program)	5.00	8/15/37	4,025,000		4,422,147
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue (Master
Financing Program) (Green Bonds)	5.00	11/15/31	6,000,000		6,875,280
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	400,000		403,952
New York State Thruway Authority,
General Revenue	5.00	1/1/42	3,500,000		3,817,625
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	1/1/41	2,500,000		2,783,750
New York State Thruway Authority,
Second General Highway and Bridge
Trust Fund Bonds (Prerefunded)	5.00	4/1/20	17,500,000	[b]	18,667,950
New York State Urban Development
Corporation,
State Facilities Revenue (Insured;
National Public Finance Guarantee
Corp.)	5.70	4/1/20	6,330,000		6,610,166

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.3% (continued)
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/21	1,100,000	1,196,206
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/26	1,800,000	1,928,034
New York Transportation Development
Corporation,
Special Facility Revenue (LaGuardia
Airport Terminal B Redevelopment
Project)	5.00	7/1/46	12,500,000	13,578,000
New York Transportation Development
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/23	2,250,000	2,486,025
Onondaga County Trust for Cultural
Resources,
Revenue (Abby Lane Housing
Corporation Project)	5.00	5/1/40	1,000,000	1,104,300
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 163rd Series)	5.00	7/15/35	10,000,000	10,753,300
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 178th Series)	5.00	12/1/24	4,465,000	5,079,473
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	5,000,000	5,757,300
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/32	4,100,000	4,601,389
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 195th Series)	5.00	10/1/35	5,000,000	5,642,500
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	15,000,000	18,097,350
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	5,000,000	5,495,200
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/31	5,000,000	5,787,850

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.3% (continued)
Suffolk County Economic Development
Corporation,
Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.00	7/1/22	2,025,000		2,201,317
Suffolk County Economic Development
Corporation,
Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.00	7/1/31	2,370,000		2,605,483
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/48	13,000,000		13,016,120
Tender Option Bond Trust Receipts
(Series 2016-XM0367), 7/1/41,
(New York State Dormitory Authority,
Revenue (The Rockefeller University))
Non-recourse	5.00	12/29/19	8,000,000	[d,f]	8,569,880
Tender Option Bond Trust Receipts
(Series 2016-XM0376), 6/15/31,
(New York State Environmental
Facilities Corporation, State Clean
Water and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance Authority
Projects)) Non-recourse	5.00	6/15/21	5,000,000	[d,f]	5,667,325
Tender Option Bond Trust Receipts
(Series 2016-XM0376-2), 6/15/32,
(New York State Environmental
Facilities Corporation, State Clean
Water and Drinking Water Revolving
Funds Revenue (New York City
Municipal Water Finance Authority
Projects)) Non-recourse	5.00	6/15/21	5,000,000	[d,f]	5,659,275
Tender Option Bond Trust Receipts
(Series 2016-XM0381), 2/15/35,
(New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)) Non-recourse	5.00	2/15/21	16,000,000	[d,f]	17,679,200
Tender Option Bond Trust Receipts
(Series 2016-XM0383), 6/15/35,
(New York City Municipal Water
Finance Authority, Water and Sewer
System Second General Resolution
Revenue) Non-recourse	5.00	6/15/21	9,435,000	[d,f]	10,628,688
Triborough Bridge and Tunnel Authority,
General Purpose Revenue
(Prerefunded)	5.50	1/1/22	10,540,000	[b]	11,799,003
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/24	5,000,000		5,677,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 101.0% (continued)
New York - 100.3% (continued)
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/28	3,130,000		3,208,000
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/30	3,285,000		3,696,840
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels) (Prerefunded)	5.00	1/1/22	8,000,000	[b]	8,943,280
Triborough Bridge and Tunnel Authority,
Revenue (MTA Bridges & Tunnels)	5.00	11/15/42	3,000,000		3,441,840
TSASC,
Revenue	5.00	6/1/32	5,000,000		5,672,400
TSASC,
Senior Tobacco Settlement Bonds	5.00	6/1/41	10,000,000		11,026,200
TSASC,
Tobacco Settlement Subordinate Bonds	5.00	6/1/48	12,000,000		11,886,360
Utility Debt Securitization Authority,
Revenue	5.00	12/15/40	7,000,000		8,140,650
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/35	17,000,000		19,663,900
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/41	5,000,000		5,666,450
Westchester Tobacco Asset Securitization
Corporation,
Tobacco Settlement Bonds	5.00	6/1/41	6,010,000		6,509,070
					1,088,516,864
U.S. Related - .7%
Puerto Rico Highway and Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corporation)	5.25	7/1/33	6,595,000		7,146,870
Total Long-Term Municipal Investments
(cost $1,052,851,630)					1,095,663,734

Short-Term Municipal Investments - .4%
New York - .4%
New York City,
GO (LOC; Citibank NA)	1.05	3/7/18	2,700,000 [g]	2,700,000
Triborough Bridge and Tunnel Authority,
Revenue, Refunding (LOC; Citibank NA)	1.06	3/1/18	1,370,000 [g]	1,370,000
Total Short-Term Municipal Investments
(cost $4,070,000)				4,070,000
Total Investments (cost $1,056,921,630)			101.4%	1,099,733,734
Liabilities, Less Cash and Receivables			(1.4%)	(14,755,189)
Net Assets			100.0%	1,084,978,545

LIBOR—London Interbank Offered Rate

[a] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[b] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[c] Variable rate security—rate shown is the interest rate in effect at period end.
[d] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $62,014,116 or 5.72% of net assets.
[e] Auction Rate Security—interest rate is reset periodically under an auction process that is conducted by an auction agent. Rate shown is the interest rate in effect at period end.
[f] Collateral for floating rate borrowings.
[g] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Municipal Bonds†	-	1,099,733,734	-	1,099,733,734
Liabilities ($)
Floating Rate Notes††	-	(23,715,000)	-	(23,715,000)

† See Statement of Investments for additional detailed categorizations.

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2018, accumulated net unrealized appreciation on investments was $42,812,104, consisting of $50,353,717 gross unrealized appreciation and $7,541,613 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Tax Exempt Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)